Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenue:
Total revenue	$ 2,808,354	$ 3,514,149	$ 7,296,278	$ 8,319,757
Cost of sales:	1,754,540	2,268,579	4,332,915	5,271,327
Total cost of sales	1,754,540	2,268,579	4,332,915	5,271,327
Gross profit	1,053,814	1,245,570	2,963,363	3,048,430
Operating expenses:
Amortization of operating lease right-of-use assets (Note 12)	6,782	7,177	22,967	21,758
Depreciation and amortization (Notes 4 & 5)	139,816	138,757	418,795	417,742
Directors’ fees (Note 13)	1,999	2,000	5,999	5,998
General and administrative	172,307	178,717	514,589	580,730
Provision for doubtful receivables	83,525		83,525
Salaries, wages, consultants and benefits	166,856	139,994	526,524	567,752
Selling and marketing (Note 13)	312,791	222,379	946,874	654,181
Stock awareness program	29,567	9,936	142,304	105,694
Stock-based compensation (Note 9 & 13)	135,867	181,129	384,188	525,721
Content and software development (Note 7 & 13)	720,075	613,196	2,219,806	1,773,889
Total operating expenses	1,769,585	1,493,285	5,265,571	4,653,465
Loss before other income (expense) and income taxes	(715,771)	(247,715)	(2,302,208)	(1,605,035)
Other income (expense):
Foreign exchange gain (loss)	(49,597)	(67,736)	(39,251)	(184,989)
Gain on derivative liability – warrants (Note 2e)		1,499	51	23,348
Interest and other income	1,031	178	1,043	178
Loss before income taxes	(764,337)	(313,774)	(2,340,365)	(1,766,498)
Income tax recovery (expense)				5
Loss after tax	(764,337)	(313,774)	(2,340,365)	(1,766,493)
Other comprehensive income (loss)
Comprehensive loss	$ (764,337)	$ (313,774)	$ (2,340,365)	$ (1,766,493)
Basic loss per common share	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.01)
Diluted loss per common share	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.01)
Weighted average common shares outstanding, basic	131,304,499	131,581,499	131,305,508	131,464,438
Weighted average common shares outstanding, diluted	131,304,499	131,581,499	131,305,508	131,464,438
Advertising [Member]
Revenue:
Total revenue	$ 2,492,058	$ 3,410,874	$ 6,525,572	$ 8,024,079
Programmatic [Member]
Revenue:
Total revenue	248,546	52,287	571,392	110,213
Content [Member]
Revenue:
Total revenue	$ 67,750	$ 50,988	$ 199,314	$ 185,465